Income taxes	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Income taxes	19. Income taxes
Total income tax expense consists of:

	2023	2022

Current tax expense	$85,804	$69,701
Deferred tax recovery	(28,229)	(8,477)
	$57,575	$61,224

Income tax expense attributable to each geographical jurisdiction for the Company is as follows:

	2023	2022

Turkiye	$42,471	$30,366
Canada	30,491	16,934
Greece	(15,387)	13,924
	$57,575	$61,224

The key factors affecting income tax expense for the years are as follows:

	2023	2022

Earnings from continuing operations before income tax	$163,365	$11,856
Canadian statutory tax rate	27%	27%

Tax expense on net earnings at Canadian statutory tax rate	$44,109	$3,201

Items that cause an increase (decrease) in income tax expense:
Foreign income subject to different income tax rates than Canada	1,143	1,032
Turkish fixed asset revaluation	(4,528)	—
Increase (decrease) in Turkish income tax rate	22,589	(4,755)
Turkish investment tax credits	(17,473)	(9,958)
Québec mineral tax	22,518	12,539
Non-tax effected temporary differences and operating losses	(4,383)	1,910
Non-deductible expenses and non-taxable income	(96)	9,194
Flow-through share renouncement	3,500	4,388
Turkish earthquake relief tax	4,348	—
Turkish inflation benefit	(59,361)	(18,048)
Foreign exchange related to the weakening of the Turkish Lira	51,205	26,619
Foreign exchange and other translation adjustments	(9,608)	14,079
Future and current withholding tax on foreign income dividends	6,723	19,993
Other	(3,111)	1,030
Income tax expense	$57,575	$61,224
19. Income taxes (continued)
On July 15, 2023, Turkiye enacted an income tax rate increase from 20% to 25% for general income, from 19% to 24% for certain manufacturing activities (including mining), and from 19% to 20% for export income. The rate increases were applicable retroactively to January 1, 2023. The rate change resulted in $8,200 current tax expense and $22,589 deferred tax expense recognized in Q3 2023.
On December 31, 2023, Turkiye announced application of hyperinflation accounting for the year ended December 31, 2023. This resulted in a $59,361 reduction to the ending deferred tax liability and a corresponding deferred tax recovery for Q4 2023.
On January 22, 2022 a decrease in the corporate income tax rate in Turkiye was enacted for certain qualifying corporations on specified income. The corporate income tax rate reduced from 23% to 22% in 2022 and will reduce from 20% to 19% in 2023 onwards. The reduction is effective retroactively from January 1, 2022 and onwards. The opening deferred tax liability and the deferred tax expense for the year ended December 31, 2022 were reduced by $4,755 for the year ended December 31, 2022 due to the tax rate reduction.
The change in the Company’s net deferred tax position was as follows:

	2023	2022
Net deferred income tax liability
Balance at January 1,	$410,219	$439,195
Deferred income tax recovery in the statements of operations	(28,229)	(8,477)
Deferred tax recovery related to discontinued operations	—	(20,039)
Deferred tax expense (recovery) in the consolidated statements of other comprehensive income	2,371	(460)
Balance at December 31,	$384,361	$410,219

The composition of the Company’s net deferred income tax assets and liabilities and deferred tax expense (recovery) is as follows:

Type of temporary difference	Deferred tax assets		Deferred tax liabilities		Expense (Recovery)
	2023	2022	2023	2022	2023	2022

Property, plant and equipment	$—	$—	$419,824	$446,695	$(26,871)	$(44,173)
Loss carryforwards	14,748	17,532	—	—	2,784	1,634
Liabilities	45,618	27,960	—	—	(17,658)	6,052
Future withholding taxes	—	—	5,355	5,555	(200)	5,555
Other items	—	—	19,548	3,461	13,716	2,416
	$60,366	$45,492	$444,727	$455,711	$(28,229)	$(28,516)
Less: discontinued operations	—	—	—	—	—	20,039
Balance at December 31,	$60,366	$45,492	$444,727	$455,711	$(28,229)	$(8,477)

Unrecognized deferred tax assets	2023	2022

Tax losses	$218,615	$191,448
Other deductible temporary differences	86,864	99,835
	$305,479	$291,283
19. Income taxes (continued)
Unrecognized tax losses
The Company recognizes the benefit of tax losses only to the extent of anticipated future taxable income that can be reduced by the tax losses. Cumulative losses with a deferred tax benefit of $218,615 (2022 – $191,448) have not been recognized. The gross amount of tax losses for which no deferred tax asset was recognized expire as follows:

	2023	Expiry date	2022	Expiry date

Canadian net operating loss carryforwards	$464,761	2030-2043	$448,935	2029-2042
Canadian capital losses	258,795	none	229,146	none
Greek net operating loss carryforwards	182,444	2024-2028	177,188	2023-2027
Romanian net operating loss carryforwards	6,811	2024-2030	1,837	2023-2029

Deductible temporary differences
At December 31, 2023, the Company had deductible temporary differences for which deferred tax assets of $86,864 (2022 – $99,835) have not been recognized because it is not probable that future taxable profits will be available against which the Company can utilize the benefits. The vast majority of these temporary benefits have no expiry date.
Temporary differences associated with investments in subsidiaries
The Company has not recognized deferred tax liabilities in respect of historical unremitted earnings of foreign subsidiaries for which we are able to control the timing of the remittance and are considered reinvested for the foreseeable future. At December 31, 2023, these earnings amount to $958,595 (2022 – $895,198). Substantially all of these earnings would be subject to withholding taxes if they were remitted by the foreign subsidiaries.
Other factors affecting taxation
During 2023, deferred tax expense of $29,250 (2022 – $35,863) was recognized due to the net decrease in the value of future tax deductions as a result of foreign exchange movements. Of this expense, $38,421 was due to the weakening of the Turkish lira against the U.S. dollar. This expense was partially offset by a $9,160 recovery due to the strengthening of the Euro against the U.S. dollar. The Company expects that any future significant foreign exchange movements in the Turkish Lira or Euro in relation to the U.S. dollar could cause significant volatility in the deferred income tax expense or recovery.
Global minimum top-up tax
Pillar Two legislation has been enacted or substantively enacted in certain jurisdictions in which the Company operates. The legislation will be effective for the Company’s financial year beginning January 1, 2024. The Company has performed an assessment of the Company’s potential exposure to Pillar Two income taxes. This assessment is based on the most recent information available regarding the financial performance of the constituent entities in the group. Based on the assessment performed, the transitional CbCR safe harbour rules apply in all jurisdictions in which the Company operates and management is not currently aware of any circumstances under which this might change. Therefore, based on the most recent information available, the Company does not expect a potential material exposure to Pillar Two top-up taxes.
The Company has applied a temporary mandatory relief from deferred tax accounting for the impacts of the top-up tax and would account for it as a current tax in the unlikely event that this would be incurred.